Long-term Debt - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Debt [Abstract]
Interest expense	$ 136,118	$ 129,791
Capitalized interest	$ 17,475	$ 12,361
Weighted average interest rate	6.45%	6.12%
Debt Instrument Frequency Of Periodic Payment	quarterly and monthly basis
Debt Instrument, Maturity Date Range, Start	Jun. 01, 2018
Debt Instrument, Maturity Date Range, End	Jul. 31, 2021